SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 72.84%
Basic Materials — 0.72%
$200,000	DuPont de Nemours, Inc., 4.21%, 11/15/23	$213,906
150,000	Nutrien Ltd., 3.15%, 10/1/22	153,334

		367,240

Communications — 8.40%
150,000	AT&T, Inc., (LIBOR USD 3-Month + 1.180%), 3.07%, 6/12/24(a)	152,614
150,000	AT&T, Inc., 3.80%, 3/15/22	155,694
250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22	253,295
1,000,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.46%, 7/23/22	1,051,156
150,000	Comcast Corp., (LIBOR USD 3-Month + 0.630%), 2.63%, 4/15/24(a)	151,482
750,000	Discovery Communications LLC, 2.95%, 3/20/23	765,209
100,000	Discovery Communications LLC, 4.38%, 6/15/21	103,253
150,000	Fox Corp., 3.67%, 1/25/22(b)	155,041
300,000	Interpublic Group of Cos, Inc. (The), 3.50%, 10/1/20	303,169
250,000	Qwest Corp., 6.75%, 12/1/21	269,043
155,000	Rogers Communications, Inc., 3.00%, 3/15/23	159,075
250,000	Videotron Ltd., 5.00%, 7/15/22	264,089
250,000	Vodafone Group Plc, 2.95%, 2/19/23	255,764
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	237,158

		4,276,042

Consumer, Cyclical — 5.83%
275,000	Delta Air Lines, Inc., 2.88%, 3/13/20	275,194
300,000	Delta Air Lines, Inc., 2.90%, 10/28/24	301,241
350,000	General Motors Financial Co., Inc., 3.20%, 7/6/21	354,575
200,000	General Motors Financial Co., Inc., 3.45%, 1/14/22	204,411
300,000	Hyundai Capital America, 3.00%, 10/30/20(b)	301,575
250,000	Lennar Corp., 4.75%, 11/15/22	262,975
155,000	Marriott International, Inc., 2.13%, 10/3/22	154,910
250,000	Nissan Motor Acceptance Corp., (LIBOR USD 3-Month + 0.690%), 2.65%, 9/28/22(a),(b)	249,454
400,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(b)	404,531
200,000	Volkswagen Group of America Finance LLC, 3.88%, 11/13/20(b)	203,187
250,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21	254,852

		2,966,905

Consumer, Non-cyclical — 11.95%
250,000	AbbVie, Inc., 2.30%, 11/21/22(b)	251,209
400,000	Allergan Finance LLC, 3.25%, 10/1/22	409,030
250,000	Allergan Funding SCS, 3.45%, 3/15/22	255,815
150,000	Amgen, Inc., 2.65%, 5/11/22	152,228
200,000	Bayer US Finance II LLC, 3.50%, 6/25/21(b)	203,685
750,000	Becton Dickinson and Co., 2.89%, 6/6/22	762,395

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$125,000	Becton Dickinson and Co., (LIBOR USD 3-Month + 1.030%), 2.92%, 6/6/22(a)	$125,932
200,000	Bristol-Myers Squibb Co., 2.88%, 2/19/21(b)	202,323
200,000	Bristol-Myers Squibb Co., 2.90%, 7/26/24(b)	206,421
250,000	Cigna Corp., (LIBOR USD 3-Month + 0.890%), 2.89%, 7/15/23(a)	251,090
150,000	Conagra Brands, Inc., 3.80%, 10/22/21	154,717
350,000	CVS Health Corp., 2.13%, 6/1/21	350,576
300,000	CVS Health Corp., 2.63%, 8/15/24	303,183
27,000	CVS Health Corp., 3.35%, 3/9/21	27,430
100,000	CVS Health Corp., 3.70%, 3/9/23	104,118
400,000	EMD Finance LLC, 2.95%, 3/19/22(b)	406,439
140,000	Equifax, Inc., 2.60%, 12/1/24	140,686
100,000	Equifax, Inc., 3.60%, 8/15/21	102,281
250,000	HCA, Inc., 5.88%, 5/1/23	275,995
15,000	Kraft Heinz Foods Co., 2.80%, 7/2/20	15,029
150,000	Kroger Co. (The), 3.30%, 1/15/21	151,832
250,000	Molson Coors Brewing Co., 2.10%, 7/15/21	250,173
250,000	Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	251,445
250,000	Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	254,969
200,000	Takeda Pharmaceutical Co. Ltd., 4.00%, 11/26/21	206,942
266,000	Tyson Foods, Inc., (LIBOR USD 3-Month + 0.550%), 2.46%, 6/2/20(a)	266,282

		6,082,225

Energy — 11.72%
200,000	Enbridge Energy Partners LP, 4.20%, 9/15/21	205,965
500,000	Energy Transfer Operating LP, 4.50%, 4/15/24	532,197
550,000	Energy Transfer Operating LP, 5.20%, 2/1/22	576,915
150,000	Kinder Morgan Energy Partners LP, 3.50%, 3/1/21	152,140
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	214,039
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/1/21	416,907
200,000	Kinder Morgan Energy Partners LP, 6.85%, 2/15/20	201,058
110,000	Magellan Midstream Partners LP, 4.25%, 2/1/21	112,648
300,000	Marathon Petroleum Corp., 5.13%, 3/1/21	310,675
400,000	MPLX LP, (LIBOR USD 3-Month + 1.100%), 2.99%, 9/9/22(a)	401,117
250,000	Occidental Petroleum Corp., 2.60%, 8/13/21	251,813
100,000	Occidental Petroleum Corp., 2.70%, 2/15/23	100,753
375,000	Occidental Petroleum Corp., 2.70%, 8/15/22	379,095
250,000	ONEOK Partners LP, 3.38%, 10/1/22	256,713
350,000	ONEOK, Inc., 4.25%, 2/1/22	363,386
500,000	Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	513,359
200,000	Spectra Energy Partners LP, 4.60%, 6/15/21	205,951

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$500,000	Williams Cos., Inc. (The), 3.35%, 8/15/22	$512,957
250,000	Williams Cos., Inc. (The), 4.00%, 11/15/21	257,408

		5,965,096

Financial — 21.31%
180,000	American Tower Corp., REIT, 3.30%, 2/15/21	182,409
350,000	American Tower Corp., REIT, 3.50%, 1/31/23	362,698
450,000	Bank of America Corp., MTN, 2.33%, 10/1/21(c)	450,919
600,000	Bank of Nova Scotia (The), 2.00%, 11/15/22	601,066
250,000	Barclays Plc, 3.20%, 8/10/21	253,625
200,000	BNP Paribas SA, 2.95%, 5/23/22(b)	203,750
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	569,631
250,000	Canadian Imperial Bank of Commerce, (LIBOR USD 3-Month + 0.660%), 2.55%, 9/13/23(a)	251,714
250,000	CIT Group, Inc., 4.75%, 2/16/24	267,339
300,000	Citigroup, Inc., 2.75%, 4/25/22	304,744
150,000	Citigroup, Inc., (LIBOR USD 3-Month + 1.190%), 3.09%, 8/2/21(a)	152,052
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	370,101
300,000	Cooperatieve Rabobank UA, (LIBOR USD 3-Month + 0.480%), 2.49%, 1/10/23(a)	300,018
250,000	Cooperatieve Rabobank UA, 3.95%, 11/9/22	261,309
250,000	Credit Agricole SA, 3.75%, 4/24/23(b)	261,385
250,000	Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	252,239
500,000	Credit Suisse Group Funding Guernsey Ltd., 3.80%, 9/15/22	520,428
200,000	Crown Castle International Corp., REIT, 3.40%, 2/15/21	202,854
350,000	Crown Castle International Corp., REIT, 5.25%, 1/15/23	380,321
550,000	Goldman Sachs Group, Inc. (The), 3.63%, 2/20/24	577,115
200,000	HSBC Holdings Plc, 2.65%, 1/5/22	202,315
250,000	HSBC Holdings Plc, (LIBOR USD 3-Month + 1.660%), 3.57%, 5/25/21(a)	254,457
400,000	ING Groep NV, 3.15%, 3/29/22	409,302
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 2.82%, 7/23/24(a)	201,506
490,000	JPMorgan Chase & Co., 3.21%, 4/1/23(c)	502,073
275,000	Lloyds Bank Plc, 2.25%, 8/14/22	276,346
250,000	Lloyds Banking Group Plc, 3.00%, 1/11/22	253,927
700,000	Morgan Stanley, MTN, 2.75%, 5/19/22	712,099
200,000	Morgan Stanley, (LIBOR USD 3-Month + 0.930%), 2.88%, 7/22/22(a)	201,891
100,000	Regions Financial Corp., 2.75%, 8/14/22	101,743
250,000	Santander UK Group Holdings Plc, 2.88%, 10/16/20	251,718
243,000	Santander UK Plc, (LIBOR USD 3-Month + 0.620%), 2.53%, 6/1/21(a)	243,852

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$250,000	Wells Fargo & Co., MTN, 2.63%, 7/22/22	$253,917
250,000	Westpac Banking Corp., (LIBOR USD 3-Month + 0.710%), 2.67%, 6/28/22(a)	251,859

		10,842,722

Industrial — 3.38%
350,000	Agilent Technologies, Inc., 3.88%, 7/15/23	367,047
100,000	Caterpillar Financial Services Corp., (LIBOR USD 3-Month + 0.590%), MTN, 2.48%, 6/6/22(a)	100,488
250,000	Ingersoll-Rand Global Holding Co. Ltd., 4.25%, 6/15/23	266,698
250,000	Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	262,002
150,000	Rockwell Collins, Inc., 3.20%, 3/15/24	156,067
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	226,444
50,000	Roper Technologies, Inc., 2.80%, 12/15/21	50,721
275,000	Roper Technologies, Inc., 3.65%, 9/15/23	288,493

		1,717,960

Technology — 5.84%
255,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 2.20%, 1/15/21	255,119
400,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.63%, 1/15/24	414,270
400,000	Broadcom, Inc., 3.13%, 4/15/21(b)	404,845
200,000	Dell International LLC / EMC Corp., 4.42%, 6/15/21(b)	205,814
650,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23(b)	705,135
200,000	Hewlett Packard Enterprise Co., 3.60%, 10/15/20(d)	202,237
300,000	NXP BV / NXP Funding LLC, 4.13%, 6/1/21(b)	307,556
250,000	NXP BV / NXP Funding LLC, 4.63%, 6/1/23(b)	267,140
200,000	NXP BV / NXP Funding LLC, 4.63%, 6/15/22(b)	210,450

		2,972,566

Utilities — 3.69%
216,000	AES Corp., 4.88%, 5/15/23	219,341
300,000	CenterPoint Energy, Inc., 3.85%, 2/1/24	316,509
350,000	Exelon Corp., 2.45%, 4/15/21	351,578
138,000	Mississippi Power Co., (LIBOR USD 3-Month + 0.650%), 2.60%, 3/27/20(a)	137,564
255,000	Puget Energy, Inc., 6.50%, 12/15/20	265,468
400,000	Sempra Energy, 2.90%, 2/1/23	407,699
175,000	Southern Co. Gas Capital Corp., 3.50%, 9/15/21	178,965

		1,877,124

Total Corporate Bonds		37,067,880

(Cost $36,697,644)

Asset Backed Securities — 24.13%
150,000	AmeriCredit Automobile Receivables Trust, Series 2016-1, Class D, 3.59%, 2/8/22	151,251

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$115,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.65%, 5/9/22	$116,304
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class B, 2.30%, 2/18/22	225,166
400,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D, 3.13%, 1/18/23	404,947
395,000	AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23	400,506
160,000	AmeriCredit Automobile Receivables Trust, Series 2018-1, Class C, 3.50%, 1/18/24	164,060
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	246,531
508,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.54%, 7/18/24	511,475
125,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	126,172
300,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B, 2.13%, 7/18/25	298,955
395,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	391,613
275,000	Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 2/20/25(b)	278,299
250,000	CarMax Auto Owner Trust, Series 2016-2, Class C, 2.56%, 2/15/22	250,567
147,000	CarMax Auto Owner Trust, Series 2017-1, Class B, 2.54%, 9/15/22	147,779
360,000	CarMax Auto Owner Trust, Series 2017-1, Class D, 3.43%, 7/17/23	364,477
502,000	CarMax Auto Owner Trust, Series 2017-3, Class D, 3.46%, 10/16/23	509,588
275,000	CarMax Auto Owner Trust, Series 2018-1, Class D, 3.37%, 7/15/24	278,849
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	347,252
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	250,445
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	310,444
165,000	CNH Equipment Trust, Series 2016-B, Class B, 2.20%, 10/15/23	164,994
400,000	Dell Equipment Finance Trust, Series 2018-1, Class C, 3.53%, 6/22/23(b)	406,554
300,000	Dell Equipment Finance Trust, Series 2018-2, Class C, 3.72%, 10/22/23(b)	307,032
236,723	Drive Auto Receivables Trust, Series 2016-CA, Class D, 4.18%, 3/15/24(b)	239,923
15,802	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98%, 1/18/22(b)	15,806
250,000	Drive Auto Receivables Trust, Series 2017-AA, Class D, 4.16%, 5/15/24(b)	253,756
179,232	Drive Auto Receivables Trust, Series 2017-BA, Class D, 3.72%, 10/17/22(b)	180,401

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
$260,000	Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/24	$262,193
200,000	Drive Auto Receivables Trust, Series 2019-1, Class C, 3.78%, 4/15/25	203,573
500,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.09%, 6/15/26	513,363
180,000	Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90%, 8/15/25	181,659
175,000	Drive Auto Receivables Trust, Series 2019-4, Class C, 2.51%, 11/17/25	175,131
200,000	GM Financial Automobile Leasing Trust, Series 2019-1, Class D, 3.95%, 5/22/23	203,542
165,000	GM Financial Automobile Leasing Trust, Series 2019-3, Class C, 2.35%, 7/20/23	164,473
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	120,409
235,000	Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/22	236,719
265,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23	267,310
175,000	Santander Drive Auto Receivables Trust, Series 2018-1, Class D, 3.32%, 3/15/24	177,116
365,000	Santander Drive Auto Receivables Trust, Series 2018-3, Class C, 3.51%, 8/15/23	368,799
145,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class C, 3.42%, 4/15/25	147,361
300,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.90%, 10/15/24	302,251
290,000	Santander Retail Auto Lease Trust, Series 2017-A, Class B, 2.68%, 1/20/22(b)	290,579
500,000	Santander Retail Auto Lease Trust, Series 2019-B, Class C, 2.77%, 8/21/23(b)	502,336
200,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(b)	200,051
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	273,500
350,000	World Omni Auto Receivables Trust, Series 2016-B, Class B, 1.73%, 7/15/23	348,950

Total Asset Backed Securities		12,282,461

(Cost $12,253,533)

U.S. Government Agency Backed Mortgages — 0.98%
Fannie Mae — 0.03%
3,717	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 2.74%, 10/25/31(a)	3,768
707	Series 2005-68, Class BC, 5.25%, 6/25/35	708
2,790	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 2.54%, 11/25/39(a)	2,809
4,538	Series 2012-3, Class EA, 3.50%, 10/25/29	4,550

		11,835

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

Principal Amount		Value
Freddie Mac — 0.95%
$200,000	Series 2010-K7, Class B, 5.52%, 4/25/20(b),(d)	$201,063
255,000	Series 2011-K13, Class B, 4.61%, 1/25/48(b),(d)	260,594
2,831	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 2.74%, 3/15/32(a)	2,875
3,070	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 2.74%, 3/15/32(a)	3,116
12,132	Series 2627, Class MW, 5.00%, 6/15/23	12,575
1,503	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 2.24%, 11/15/40(a)	1,506
4,228	Series 4027, Class GD, 2.00%, 10/15/25	4,221

		485,950

Total U.S. Government Agency Backed Mortgages		497,785

(Cost $505,443)

Collateralized Mortgage Obligations — 0.03%
15,721	JP Morgan Resecuritization Trust Series, Series 2014-1, Class 9A3, (LIBOR USD 1-Month + 0.290%), 1.98%, 12/26/35(a),(b)	15,644

Total Collateralized Mortgage Obligations		15,644

(Cost $15,478)

Shares
Investment Company — 1.27%
646,219	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	646,219

Total Investment Company		646,219

(Cost $646,219)

Total Investments		$50,509,989
(Cost $50,118,317) — 99.25%

Other assets in excess of liabilities — 0.75%		383,386

NET ASSETS — 100.00%		$50,893,375

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2019 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of December 31, 2019:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	19	March 2020	$(2,875)	USD $	4,094,500	Barclays Capital Group

Total			$(2,875)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	15	March 2020	$6,266	USD $	1,779,141	Barclays Capital Group

Total			$6,266

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

USD - United States Dollar